Schedule of movement of contract assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
As at January 1	$ 6,888,954	$ 4,657,799
Rights of consideration for service rendered but not billed	(3,434,645)	2,231,155
As at December 31	$ 3,454,309	$ 6,888,954